Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Schedule of Segment Reporting Information, by Segment

Year Ended December 31, 2012		Domestic	Foreign	(a)	Total Company
Revenues		$204,580	$105,700		$310,280
Total long-lived assets	(b)	2,126,513	1,082,465		3,208,978

Year Ended December 31, 2011		Domestic	Foreign	(a)	Total Company
Revenues		$178,423	$118,606		$297,029
Total long-lived assets	(b)	2,275,279	1,107,162		3,382,441

Year Ended December 31, 2010		Domestic	Foreign	(a)	Total Company
Revenues		$119,833	$101,103		$220,936
Total long-lived assets	(b)	1,306,055	970,927		2,276,982